Shareholder Report, Holdings (Details) - C000257267 [Member]	Jul. 31, 2026
Alphabet, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
EMCOR Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Rolls-Royce Holdings PLC - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
W.W. Grainger, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
TJX Cos., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
eBay, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Novartis AG - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.70%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%